Flight equipment held for sale (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	$ 104,891	$ 296,696
Flight equipment held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	105,000	$ 297,000
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft	$ 61,000